Related Party Transactions - Summary of Amounts Due to and from CMA CGM Companies (Detail) - CMA CGM [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets [Member]
Related Party Transaction [Line Items]
Amounts due from CMA CGM companies presented within current assets	$ 2,124	$ 1,183
Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts due to CMA CGM companies presented within current liabilities	$ 1,878	$ 2,366